Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases	Leases
During 2022, the activity in the Company's right-of-use assets was as follows:

	Land and buildings		Other (1)	Total
Cost as of January 1, 2022	Ps.	54,944	2,050	56,994
Additions		10,208	478	10,686
Additions from business combinations		21,414	519	21,933
Disposals		(1,464)	(77)	(1,541)
Remeasurements		6,228	494	6,722
Depreciation		(9,366)	(1,106)	(10,472)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		(211)	(145)	(356)
Right-of-use assets, net as of December 31, 2022	Ps.	81,753	2,213	83,966

(1)Other assets mainly include transportation equipment and servers.

As of December 31, 2022, the lease liabilities are integrated as follows:

	December 31, 2022
Maturity analysis – contractual undiscounted cash flows
Less than one year	Ps.	14,374
One to five years		45,562
Five to ten years		32,348
More than ten years		14,282
Total undiscounted lease liabilities on December 31		106,566
Lease liabilities included in the statement of financial position on December 31		93,317
Current		12,095
Non-Current	Ps.	81,222

As December 31, 2022, the weighted average incremental borrowing rate was 9.17%.
The interest expense for leases reported in the income statement for the year ended December 31, 2022 was Ps. 5,789.
The expense relating to short-term leases and leases of low-value assets for the year ended December 31, 2022 was Ps. 841.
For the year ended December 31, 2022, the amounts recognized in the consolidated statement of cash flows related to leases paid, including interest paid derived from leases, are Ps. 15,108
As of December 31, 2022, the accumulated amount of concessions, decreases or cancellations for rent, which arose as a direct consequence of COVID-19 were not material. The Company applied the practical expedient to all decreases that met the criteria of the amendment to IFRS 16 effective as of June 1, 2020.
During 2021, the activity in the Company's right-of-use assets was as follows:

	Land and buildings		Other (1)	Total
Cost as of January 1, 2021	Ps.	52,764	1,893	54,747
Additions		7,485	386	7,871
Additions from business combinations		1,440	100	1,540
Disposals		(1,337)	(34)	(1,371)
Remeasurements		3,776	188	3,964
Depreciation		(8,363)	(597)	(8,960)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		(821)	24	(797)
Right-of-use assets, net as of December 31 2021	Ps.	54,944	2,050	56,994
(1)Other assets mainly include transportation equipment and servers.

As of December 31, 2021, the lease liabilities are integrated as follows:

	December 31, 2021
Maturity analysis – contractual undiscounted cash flows
Less than one year	Ps.	11,428
One to five years		36,929
Five to ten years		27,580
More than ten years		13,180
Total undiscounted lease liabilities on December 31		89,117
Lease liabilities included in the statement of financial position on December 31		62,355
Current		7,306
Non-Current	Ps.	55,049

As of December 31, 2021, the weighted average incremental borrowing rate was 7.77%.
The interest expense for leases reported in the income statement for the year ended-December 31, 2021 and 2020 was Ps. 5,118 and Ps. 5,074, respectively.
The expense relating to short-term leases and leases of low-value assets for the year ended December 31, 2021 and 2020 was Ps. 112 and Ps. 508, respectively.
For the year ended December 31, 2021 and 2020, the amounts recognized in the consolidated statement of cash flows related to leases paid, including interest paid derived from leases, are Ps. 12,325 and Ps. 9,810, respectively.
As of December 31, 2021, the accumulated amount of concessions, decreases or cancellations for rent, which arose as a direct consequence of COVID-19 were not material. The Company applied the practical expedient to all decreases that met the criteria of the amendment to IFRS 16 effective as of June 1, 2020.
12.1 Land and buildings leases
The Company leases land for construction of its retail stores mainly and some buildings for its office space. The leases of retail stores typically run for an average useful life of 15 years, and leases of office space for three to five years. Some leases include an option to renew the lease for an additional period at the end of the contract term.
Some leases provide for additional rent payments that are based on changes in the National Consumer and Price Index, or sales that the Company makes at the leased store in the period.
Variable lease payments based on sales
Some leases of retail stores contain variable lease payments that are based on sales that the Company makes at the store. Variable rental payments were not significant for the year ended December 31, 2022 and 2021.
The Company expects the relative proportions of fixed and variable lease payments to remain broadly consistent in future years.
Extension options
Some leases of office buildings, cellars and retail stores contain extension options exercisable by the Company up to one year before the end of the non-cancellable contract period. Where practicable, the Company seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by FEMSA and not by the lessor, in other words, the lessee has the unilateral right to exercise the extension option. The Company assesses at lease commencement whether it is reasonably certain to exercise the extension options. FEMSA reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant change in circumstances within its control. Except for some business units, FEMSA considers that the “reasonably certain” criteria are met when a new lease contract is signed by both the Company and the lessor, which usually occurs within a short period of the expiration of the current lease term. Extension options on leases do not represent a significant impact on the right-of-use assets on December 31, 2022 and 2021.
12.2 Other leases
The Company leases vehicles, servers and equipment, with lease terms from three to five years. In some cases, the Company has options to purchase the assets at the end of the contract term. At the commencement date, the Company does not expect to exercise the purchase option.
FEMSA also leases IT equipment and machinery with contract terms from one to three years. These leases are short-term and/or leases of low-value items. The Company has elected not to recognize right-of-use assets and lease liabilities for these types of leases.